Income Taxes (Pre-tax income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Pre-tax income	$ 168	$ 221	$ 1,081	$ 954	$ 833
QVC-U.S.
Income Taxes
Pre-tax income			865	785	663
QVC-Japan
Income Taxes
Pre-tax income			253	199	187
QVC-Germany
Income Taxes
Pre-tax income			29	32	27
QVC-U.K.
Income Taxes
Pre-tax income			(17)	(2)	(6)
QVC-Italy
Income Taxes
Pre-tax income			$ (49)	$ (60)	$ (38)